Income Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Schedule of Income Tax
	September 30,
	2023	2022
Income (Loss) before income taxes	$(1,479)	$(9,211)
Expected recovery of income taxes based on	(392)	(2,441)
statutory rates
Reduction in income tax recovery resulting from:
Lower rate on manufacturing profits	(9)	66
Non-taxable portion of capital gain	-	-
Other permanent differences	206	654
Deferred tax benefit not recognized	(484)	1,721
Income tax recovery	$(679)	$-

Schedule of components of deferred tax
	Opening, October 1,	Recognized	Recognized	Closing, September
	2022	in P&L	in OCI	30,2023
Deferred Tax Assets:
Canadian non-capital loss carry forwards	47	555	-	602
US net operating losses	-	408	-	408
Deferred tax assets recognized	47	963	-	1,010
Deferred Tax Liabilities
Unrealized foreign exchange	-	(11)	-	(11)
Property, plant and equipment	(47)	(273)	(679)	(999)
	(47)	(284)	(679)	(1,010)
Net Deferred tax asset (liability)	-	679	(679)	-
	Opening, October 1,	Recognized	Recognized	Closing, September
	2021	in P&L	in OCI	30,2022
Deferred Tax Assets:
Canadian non-capital loss carry forwards	-	47	-	47
US net operating losses	-			-
Deferred tax assets recognized	-	47	-	47

Deferred Tax Liabilities
Property, plant and equipment	-	(47)	-	(47)
Net Deferred tax asset (liability)	-	(47)	-	(47)
	-	-	-	-

Schedule Of operating deferred tax assets
	September 30, 2023	September 30, 2022

Canadian non-capital loss carry forwards	44,061	52,264
US net operating losses	4,306	3,939
Property, plant and equipment	-	27
Lease liabilities	2,727	-
Unclaimed research and development expenses	15,824	15,571
Non-refundable research and development credits	19,489	-
Other	1,343	61
	87,750	71,862

Schedule of Unrecognized losses
Year of expiry	Canada	USA
2024	-	-
2025	-	1,422
2026	11,394	192
2027	3,398	678
2028	3,844	49
2029	-	356
2030	311	665
2031	-	944
2032	633	-
2033	994	-
2034	-	-
2035	2,196	-
2036	1,631	-
2037	2,175	-
2038	6,100	-
2039	2,190	-
2040	548	-
2041	5,097	-
2042	3,550	-
2043	-	-
Infinite	-	-
	44,061	4,306